Share-based payments - Additional Information (Detail) $ / shares in Units, $ in Billions	3 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement weighted average fair value per share | $ / shares		$ 6.66
Additional expense | €			€ 0
Restricted stock units granted for grant date fair value	163,000		1,233,080
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted			0
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $	$ 1.5	$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $	2.0	2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $	$ 3.0	$ 3.0
Performance Based Options [Member] | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted			0
2026 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted			0